UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253


Allspring Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Allspring Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/21 - 06/30/22


Item 1. Proxy Voting Record


===================== Allspring C&B Large Cap Value Fund ======================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Allspring C&B Large Cap Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


====================== Allspring Diversified Equity Fund ======================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Disciplined Large Cap Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Index Portfolio, Allspring Diversified Large Cap Growth Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Emerging Growth Portfolio and Allspring Small Company Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


======================= Allspring Emerging Growth Fund ========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Allspring Emerging Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


============================ Allspring Index Fund =============================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Allsprign Index Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961,
File Number 811-09689, Filing Date: August 29, 2022).


===================== Allspring Small Company Growth Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Allspring Small Company Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).

===================== Allspring Small Company Value Fund ======================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Allspring Small Company Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



ALLSPRING FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 29, 2022